CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited)
Accumulated depreciation	$ 1,379,877	$ 1,311,689
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	25,355,973	25,355,962
Common stock, shares outstanding	19,345,643	19,418,696